Property, Plant and Equipment - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 553,326	$ 518,627	$ 465,985
Less: accumulated depreciation	(147,841)	(120,698)	(62,166)
Property, plant and equipment, net	405,485	397,929	403,819
Land
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	66,719	63,336	61,286
Building
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	125,811	109,479	101,612
Leasehold Improvements
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	38,342	38,658	32,761
Machinery, Equipment and Furniture and Fixtures
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	303,160	284,833	245,365
Construction in Progress
Property, Plant, and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,294	$ 22,321	$ 24,961